Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Foreign	$ 6,155,070	$ 2,021,070
Domestic	3,355,716	1,913,106
Interconexion Electrica S.A
IFRS Statement [Line Items]
Accounts receivable for road concessions from operating sevices	1,796,456
ISA
IFRS Statement [Line Items]
Gross accounts receivable	1,772,101
Provision for expected losses, included in provision line for expected credit losses	368,299
Net book value of accounts receivable included in others	1,403,802
Energy power transmission and telecommunication services
IFRS Statement [Line Items]
Foreign	1,067,581
Domestic	309,282
Energy transmission | Brazil [Member]
IFRS Statement [Line Items]
Gross accounts receivable	13,661,459
Energy transmission | Peru Country [Member]
IFRS Statement [Line Items]
Gross accounts receivable	88,939
Energy transmission | Chile Country [Member]
IFRS Statement [Line Items]
Gross accounts receivable	5,872,527
Foreign concessions
IFRS Statement [Line Items]
Foreign	2,238,208
National concessions
IFRS Statement [Line Items]
Domestic	$ 438,411
Ecopetrol.
IFRS Statement [Line Items]
Stabilization fund paid		3,071,000
Reficar
IFRS Statement [Line Items]
Stabilization fund paid		$ 782,468